Note 24 - Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail) - Components of Other Non-Current Assets and Disposal Groups Held for Sale [Member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Other assets [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Financial assets at fair value through profit or loss	€ 6,086	€ 4,951
Property and equipment	11	15
Other assets	0	10
Total assets classified as held for sale	6,097	4,976
Other liabilities [Member]
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Line Items]
Financial liabilities at fair value through profit or loss	2,000	2,671
Other liabilities	7,850	6,978
Total liabilities classified as held for sale	€ 9,850	€ 9,650